First Eagle Overseas Equity ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Brazil - 1.7%
Ambev SA - ADR	818,705	$1,997,640

Canada - 11.9%
Agnico Eagle Mines Ltd.	4,317	508,880
Barrick Mining Corp.	91,649	1,755,995
Franco-Nevada Corp.	5,320	896,145
Imperial Oil Ltd.	58,114	4,149,094
Nutrien Ltd.	32,828	1,937,837
Power Corp. of Canada	47,583	1,841,464
Wheaton Precious Metals Corp.	29,394	2,549,929
		13,639,344

China - 1.8%
Alibaba Group Holding Ltd.	145,700	2,116,442

Faroe Islands - 0.4%
Bakkafrost P/F	9,296	432,588

France - 6.1%
Danone SA	31,654	2,704,235
Legrand SA	8,517	1,034,271
LVMH Moet Hennessy Louis Vuitton SE	2,157	1,171,311
Pernod Ricard SA	7,286	752,997
Sanofi SA	13,160	1,307,767
		6,970,581

Germany - 1.8%
adidas AG	2,095	522,139
Merck KGaA	11,785	1,545,534
		2,067,673

Hong Kong - 3.4%
AIA Group Ltd.	148,600	1,244,161
CK Asset Holdings Ltd.	221,000	916,007
Jardine Matheson Holdings Ltd.	39,759	1,769,275
		3,929,443

Japan - 16.6%
FANUC Corp.	74,100	1,991,861
Hirose Electric Co. Ltd.	8,000	944,578
Hoshizaki Corp.	30,400	1,139,775
Kansai Paint Co. Ltd.	124,600	1,779,876
Komatsu Ltd.	11,900	365,696
Mitsubishi Electric Corp.	108,500	2,189,680
MS&AD Insurance Group Holdings, Inc.	85,000	2,041,489
Nihon Kohden Corp.	52,400	625,799
Secom Co. Ltd.	57,400	2,101,416
Shimano, Inc.	13,200	1,886,500
SMC Corp.	4,700	1,768,685
Sompo Holdings, Inc.	44,200	1,347,548
TIS, Inc.	24,800	818,308
		19,001,211

Mexico - 2.5%
Fomento Economico Mexicano SAB de CV - ADR	26,977	2,873,860

Netherlands - 3.9%
Heineken NV	12,133	1,080,344
Prosus NV	65,034	3,337,690
		4,418,034

Singapore - 1.5%
United Overseas Bank Ltd.	62,668	1,720,546

South Korea - 4.7%
Hyundai Mobis Co. Ltd.	5,473	1,003,601
NAVER Corp.	6,301	856,300
Samsung Electronics Co. Ltd.	87,083	3,547,195
		5,407,096

Sweden - 3.5%
Industrivarden AB	17,997	650,088
Investor AB (a)	81,587	2,401,583
Svenska Handelsbanken AB - Class A	71,742	958,236
		4,009,907

Switzerland - 6.9%
Cie Financiere Richemont SA	15,813	2,975,265
Nestle SA	19,365	2,063,561
Schindler Holding AG	6,630	2,355,543
SGS SA	5,398	562,625
		7,956,994

Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	12,780	2,470,630

Thailand - 0.8%
Bangkok Bank PCL - NVDR	214,429	924,277

Turkey - 0.4%
AG Anadolu Grubu Holding AS	78,281	511,040

United Kingdom - 22.0%
BAE Systems PLC	112,301	2,877,127
Berkeley Group Holdings PLC	27,101	1,540,908
British American Tobacco PLC	98,355	4,418,156
Diageo PLC	22,911	622,629
Haleon PLC	368,160	2,053,105
Lloyds Banking Group PLC	1,823,172	1,896,374
Reckitt Benckiser Group PLC	38,013	2,577,222
Shell PLC	129,861	4,309,974
Unilever PLC	42,990	2,733,522
Willis Towers Watson PLC	6,979	2,209,202
		25,238,219

United States - 4.0%
Newmont Corp.	36,613	1,930,237
Philip Morris International, Inc.	7,410	1,338,172
Royal Gold, Inc.	7,122	1,268,571
		4,536,980
TOTAL COMMON STOCKS (Cost $105,373,460)		110,222,505

PREFERRED STOCKS - 3.2%	Shares	Value
Brazil - 1.0%
Itausa SA, 0.00%	590,165	1,143,287

Germany - 2.2%
FUCHS SE, 0.00%	24,580	1,240,289
Henkel AG & Co. KGaA, 0.00%	15,491	1,239,688
		2,479,977
TOTAL PREFERRED STOCKS (Cost $3,502,226)		3,623,264

TOTAL INVESTMENTS - 99.3% (Cost $108,875,686)		113,845,769
Other Assets in Excess of Liabilities - 0.7%		821,333
TOTAL NET ASSETS - 100.0%		$114,667,102
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

First Eagle Overseas Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$110,222,505	$–	$–	$110,222,505
Preferred Stocks	3,623,264	–	–	3,623,264
Total Investments	$113,845,769	$–	$–	$113,845,769

Refer to the Schedule of Investments for further disaggregation of investment categories.